Cash and cash equivalents Cash and cash equivalents	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]	Cash and cash equivalentsCash and cash equivalents includes $15.0 million and $10.1 million of short-term deposits with original maturities of less than three months, at June 30, 2020 and December 31, 2019, respectively.